Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	8.04%	8.07%
Acquisition of property, plant and equipment with payment installments	R$ 239	R$ 280
Projects And Stoppage In Progress [Member]
IfrsStatementLineItems [Line Items]
Capitalized borrowing costs	R$ 563	R$ 298